Cover	Apr. 30, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2022
Entity File Number	000-55999
Entity Registrant Name	HANJIAO GROUP, INC.
Entity Central Index Key	0001421819
Entity Tax Identification Number	83-2187195
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 1206, 12th Floor, 301, 3-17 F, Building 5
Entity Address, Address Line Two	Block 1, Hangfeng Road
Entity Address, Address Line Three	Fengtai District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
Country Region	86
City Area Code	185
Local Phone Number	1685 0587
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value US$0.0001
Trading Symbol	HJGP
Entity Emerging Growth Company	false